Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	¥ (40,550)	¥ (114,135)	¥ (26,950)
Net cash (used in)/generated from investing activities	35,397	(15,600)	12,822
Net cash (used in)/generated from financing activities	55,404	1,945	140,345
Net increase/(decrease) in cash and cash equivalents	48,125	(125,920)	128,447
Subsidiaries [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	(2,141)	43,279	143,170
Net cash (used in)/generated from investing activities	3,767	(4,830)	(686)
Net cash (used in)/generated from financing activities	21,343	(92,821)	(71,048)
Net increase/(decrease) in cash and cash equivalents	22,969	(54,372)	71,436
Subsidiaries [Member] | Intra Group Companies [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	(13,973)	8,455	35,000
Net cash (used in)/generated from financing activities	24,800	(5,000)	(7,563)
Subsidiaries [Member] | External Parties [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	11,832	34,824	108,170
Net cash (used in)/generated from investing activities	3,767	(4,830)	(686)
Net cash (used in)/generated from financing activities	¥ (3,457)	¥ (87,821)	¥ (63,485)